33. FINANCIAL RESULTS (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Results Details 1Abstract
Bank borrowings	$ (3,405,292)	$ (4,699,500)	$ (6,151,132)
Bonds payable and promissory notes	(4,777,079)	(3,808,671)	(3,061,014)
Other finance costs	(3,465,419)	(1,477,506)	(1,093,303)
Total	$ (11,647,790)	$ (9,985,677)	$ (10,305,449)